Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents (note 4)	$ 197.7	$ 534.2
Receivables	115.7	93.4
Prepaid expenses and other (note 6)	45.5	36.1
Current assets	358.9	663.7
Royalty, stream and working interests, net (note 7)	5,222.4	4,632.1
Investments and loan receivable (note 5)	308.2	238.4
Deferred income tax assets	46.7	45.1
Other assets (note 8)	18.9	13.6
Total assets	5,955.1	5,592.9
LIABILITIES
Accounts payable and accrued liabilities	32.8	40.8
Current income tax liabilities	3.6	12.4
Current liabilities	36.4	53.2
Deferred income tax liabilities	115.1	91.5
Other liabilities	4.1	4.4
Total liabilities	155.6	149.1
SHAREHOLDERS' EQUITY
Share capital (note 15)	5,600.0	5,580.1
Contributed surplus	17.1	14.0
Retained earnings (deficit)	212.9	(34.4)
Accumulated other comprehensive loss	(30.5)	(115.9)
Total shareholders' equity	5,799.5	5,443.8
Total liabilities and shareholders' equity	$ 5,955.1	$ 5,592.9